STOCKHOLDER'S EQUITY (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Aug. 31, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2017	Sep. 29, 2017	Sep. 28, 2017
Stockholder's Equity (Textual)
Stock based compensation				$ 629,993	$ 787,720	$ 1,246,019	$ 2,429,959
Restricted Common Stock											15,000,000
Number of common shares issued, amount						$ 2,928,312	$ 8,951,929
Number of options granted				51,044,054		3,600,000	6,220,000
Common stock, authorized				1,000,000,000		1,000,000,000	1,000,000,000
Common stock, issued				546,654,196		518,125,454	478,950,996
Common stock, outstanding				546,654,196		518,125,454	478,950,996
Preferred stock, authorized						20,000,000
Number of common shares issued for services, amount			$ 41,112	$ 8,270	$ 41,112	$ 41,071	$ 97,126
Vesting term						3 years
Vesting rights description						Of the 3,600,000 stock options, 3,475,000 options vest over a three-year period and 125,000 options vest upon achieving certain performance thresholds. The options have a term of ten years and the approximate fair value of the options as of the grant date was $150,000.
Number of stock granted				7,458,085		1,251,750	2,470,267
Exercise price				$ 0.06
Shares issued price per share				$ 0.06
Number of options exercisable				113,750,727		101,144,450
Exercise price of option				$ 0.15		$ 0.19
Stock options term				6 years 9 months 18 days		7 years 4 months 24 days
Subscription Agreements, description					In August 2018, the Company entered into Subscription Agreements with accredited investors (the “August 2018 Accredited Investors”) pursuant to which the August 2018 Accredited Investors agree to purchase an aggregate of approximately 64,072,000 shares of the Company’s common stock for an aggregate purchase price of approximately $9,611,000. In connection with this private offering, the Company paid Network 1, a registered broker-dealer, a cash fee of approximately $629,000 and issued approximately 2,470,000 common stock purchase warrants valued at approximately $314,000 that are exercisable for a term of five years at an exercise price of $0.165 per share.
Minimum [Member]
Stockholder's Equity (Textual)
Common stock, authorized												500,000,000
Maximum [Member]
Stockholder's Equity (Textual)
Common stock, authorized												1,000,000,000
2014 Equity Compensation Plan [Member]
Stockholder's Equity (Textual)
Number of shares authorized						25,000,000
2017 Incentive Stock Plan [Member]
Stockholder's Equity (Textual)
Number of shares authorized						70,000,000
Ten Employees and One Non-Employee [Member]
Stockholder's Equity (Textual)
Number of options granted							231,000
Options fair value							$ 962,000
Vesting term							3 years
Vesting period, description							The options have a term of ten years, were granted at fair market value at the date of grant and vest over three years.
Ten Employees and One Non-Employee [Member] | Tranche One [Member]
Stockholder's Equity (Textual)
Number of options exercisable							3,250,000
Exercise price of option							$ 0.22
Ten Employees and One Non-Employee [Member] | Tranche Two [Member]
Stockholder's Equity (Textual)
Number of options exercisable							2,000,000
Exercise price of option							$ 0.25
MultiPay S.A.S [Member]
Stockholder's Equity (Textual)
Cancellation of common stock							728,448
Non Employee Stock Option [Member]
Stockholder's Equity (Textual)
Stock based compensation				$ 13,000		$ 1,246,000	$ 2,430,000
Unrecognized compensation costs				448,000		27,000
Stock subscription receivable				561,000
Compensation costs related to stock options outstanding				$ 13,000
Number of options exercisable							970,000
Exercise price of option							$ 0.12
Restricted Stock [Member]
Stockholder's Equity (Textual)
Warrant term							3 years
Number of stock granted							2,750,000
Number of stock vested							2,000,000
Employee Stock Option [Member]
Stockholder's Equity (Textual)
Stock based compensation						1,246,000	$ 2,430,000
Unrecognized compensation costs						$ 446,000
Number of options granted							6,220,000
Number of stock vested							750,000
Non Employee Directors [Member] | Restricted Stock [Member]
Stockholder's Equity (Textual)
Number of stock granted							2,456,000
Service Provider [Member]
Stockholder's Equity (Textual)
Number of common shares issued for services, shares							456,735
Number of common shares issued for services, amount							$ 97,126
Accredited Investors June 2020 [Member]
Stockholder's Equity (Textual)
Number of common stock purchased, shares				3,441,558
Number of common shares issued, amount				$ 200,000
Shares issued price per share				$ 0.06
Subscription Agreements [Member] | Network 1 Financial Securities Inc. [Member]
Stockholder's Equity (Textual)
Cash fee		$ 629,000
Subscription Agreements [Member] | Accredited Investors 2019 [Member]
Stockholder's Equity (Textual)
Fees paid	$ 173,000		$ 173,000		$ 173,000
Share price (in dollars per share)	$ 0.088		$ 0.088		$ 0.088
Subscription Agreements [Member] | Accredited Investors 2019 [Member] | Two Service Providers [Member]
Stockholder's Equity (Textual)
Number of common shares issued for services, shares	411,000
Number of common shares issued for services, amount	$ 41,000
Common Stock [Member]
Stockholder's Equity (Textual)
Employment compensation shares				1,500,000
Restricted Common Stock				3,000,000
Number of common stock purchased, shares	1,562,500			106,000	1,562,500
Number of options granted				4,500,000
Common stock, outstanding	518,125,454		518,125,454	546,654,196	518,125,454	518,125,454	478,950,996	522,731,646	478,950,996	403,311,988
Number of common shares issued for services, shares			410,708	106,192	410,708	410,708	456,735
Number of common shares issued for services, amount			$ 41	$ 11	$ 41	$ 41	$ 46
Common Stock [Member] | August 2018 Accredited Investors [Member]
Stockholder's Equity (Textual)
Number of shares issued on conversion							1,600,000
Common Stock [Member] | Subscription Agreements [Member] | Accredited Investors 2020 [Member]
Stockholder's Equity (Textual)
Number of common stock purchased, shares				3,441,558
Number of common shares issued, amount				$ 200,000
Common Stock [Member] | Subscription Agreements [Member] | Accredited Investors 2019 [Member]
Stockholder's Equity (Textual)
Number of common stock purchased, shares	38,764,000
Number of common shares issued, amount	$ 3,100,000
Warrants [Member]
Stockholder's Equity (Textual)
Warrants outstanding amount				$ 367,000
Warrants exercised for cash per share				$ 0.10
Exercise price per share				0.07
Holders exercised				0.10
Warrants received				0.15
Warrants exercised price per share				$ 0.10
Warrants, description				As a result, the Company issued 10,008,333 shares of common stock and 2,502,085 $0.15 Warrants in consideration of $700,583.
Fair value of warrants				$ 95,000
Warrants [Member] | Network 1 Financial Securities Inc. [Member]
Stockholder's Equity (Textual)
Number of common stock purchased, shares						858,000
Warrant term						5 years
Fair value of warrants						$ 54,000
Share price (in dollars per share)						$ 0.088
Warrants [Member] | Subscription Agreements [Member]
Stockholder's Equity (Textual)
Stock subscription receivable				$ 970,000
Warrant exercise transactions issuance				23,900,000
Warrants [Member] | Subscription Agreements [Member] | Accredited Investors 2019 [Member]
Stockholder's Equity (Textual)
Number of common stock purchased, shares	1,251,750
Warrant term	5 years					5 years
Fair value of warrants	$ 79,000
Warrants [Member] | Subscription Agreements [Member] | Accredited Investors June 2019 [Member]
Stockholder's Equity (Textual)
Unrecognized compensation costs						$ 1,251,750
Warrant term						5 years
Exercise price						$ 0.088
Warrants [Member] | Subscription Agreements [Member] | Accredited Investors August 2019 [Member]
Stockholder's Equity (Textual)
Unrecognized compensation costs							$ 2,470,267
Warrant term							5 years
Exercise price							$ 0.14
Warrant One [Member]
Stockholder's Equity (Textual)
Warrants exercised for cash per share				$ 0.05
Warrants received				0.05
Warrants exercised price per share				$ 0.05
Warrants, description				As a result, the Company issued 4,632,000 shares of common stock and 2,316,000 $0.15 Warrants, in consideration of $231,600. Separately, certain holders of the $0.05 Warrants to acquire 1,770,000 shares of common stock exercised on a cashless basis resulting in the issuance of 560,659 shares of common stock.
Warrant One [Member] | Mr. Selzer [Member]
Stockholder's Equity (Textual)
Warrants, description				Certain of the 2015 Warrant holders participated in the 2020 Note offering and the Company extended the exercise period by two years, subject to an increase in the Exercise Price from $0.05 per share (as defined therein) to $0.06 per share of 2015 Warrants representing the right to acquire 6,380,000 shares of common stock. As noted above a portion of the 2015 Warrants (or $0.06 Warrants) were exercised for cash on June 30, 2020. Vista of which Mr. Selzer, a director of the Company, is the General Partner held 880,000 2015 Warrants, which were also extended as a result of his investment and were exercised for cash on June 30, 2020.
Warrant One [Member] | August 2018 Accredited Investors [Member]
Stockholder's Equity (Textual)
Share price (in dollars per share)							$ 0.13
Number of stock vested							3,200,000
Common stock issued upon exercise of warrants							4,433,333
Exercise price							$ 0.05
Number of shares issued on conversion							3,500,000
Warrant Two [Member]
Stockholder's Equity (Textual)
Warrants, description				Company entered into and consummated a private transaction pursuant to which a portion of the Company's $0.06 Warrants were exercised. In addition, the holders that exercised the $0.06 Warrants also received $0.15 Warrant for every two $0.06 Warrants exercised. As a result, the Company issued 5,280,000 shares of common stock and 2,640,000 $0.15 Warrants in consideration of $316,800.
Additional Paid-in Capital [Member]
Stockholder's Equity (Textual)
Number of common shares issued for services, amount			41,071	$ 8,259	41,071	$ 41,030	$ 97,080
Accumulated Deficit [Member]
Stockholder's Equity (Textual)
Number of common shares issued for services, amount
Accumulated Other Comprehensive Income [Member]
Stockholder's Equity (Textual)
Number of common shares issued for services, amount